Other Assets Other Assets (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Property loan receivable, gross	$ 22,191,515	$ 21,549,927
Loans and Leases Receivable, Allowance	7,098,814	7,023,814
Deferred Finance Costs, Net	4,659,104	2,503,679
Interest Rate Derivatives, at Fair Value, Net	267,669	888,120
Available-for-sale Securities, Debt Securities	4,616,565	4,075,953
Inventory, Land Held-for-sale	0	1,465,000
Bond Purchase Commitment - Fair Market Value Adjustment - Liability	5,780,413	0
Other Assets, Miscellaneous	717,867	714,749
Other Assets	$ 31,134,319	$ 24,173,614